CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES
	2022	2023
	S$	S$

Contract liabilities	3,504	5,456